Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held at End of Year

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(MODIFIED CASH BASIS)

DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value	Cost	Current Value
*	Various Participants	Participant Loans (maturing 2026 to 2044 at interest rates of 3.25% to 8.50%), secured by Participant accounts	$0	$7,848,234

* Permitted party-in-interest transactions.